Average Annual Total Returns{- Fidelity® Series Blue Chip Growth Fund} - 07.31 Fidelity Series Blue Chip Growth Fund Series PRO-08 - Fidelity® Series Blue Chip Growth Fund	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Past 5 years	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Since Inception		Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Past 5 years	RS004 Since Inception
Total	22.71%	30.58%	21.94%	[1]	16.04%	24.75%	18.06%	[1]	16.92%	23.70%	17.31%	[1]	27.60%	25.32%	19.31%	[1]

[1]	(a)From November 7, 2013